UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ----------------

 Check here if Amendment [ ] ; Amendment Number:
                                                    ---------

  This Amendment (Check only one.):   [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name: Strata Capital Management, LP
      -------------------------------

      -------------------------------

 Form 13F File Number:  28-N/A
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Swift C. Barnes
       -------------------------
 Title: Chief Operating Officer
       -------------------------
 Phone: (310) 228-4185
       -------------------------

Signature, Place, and Date of Signing:

 /s/ Swift C. Barnes            Beverly Hills, CA            April 16, 2008
-------------------------    ------------------------    -----------------------
     [Signature]                  [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           0
                                        -------------

 Form 13F Information Table Entry Total:     27
                                        -------------

 Form 13F Information Table Value Total:   184,214
                                        -------------
                                         (thousands)



List of Other Included Managers: None

         COLUMN 1              COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6          COLUMN 7       COLUMN 8
-------------------------     --------- ---------  --------- ---------------------  ------------      ----------- ------------------
                                                                                                                   VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF   CUSIP     VALUE     SHRS OR   SH/   PUT/   INVESTMENT          OTHER
                                 CLASS             (X$1000)   PRN AMT   PRN   CALL   DISCRETION         MANAGERS  SOLE  SHARED  NONE
-------------------------     --------- ---------  --------- ---------  ----  ----  ------------      ----------- ----  ------  ----
AKAMAI TECHNOLOGIES INC.        COM      00971T101     4,591    163,017  SH           SOLE                         SOLE
BEAR STEARNS COMPANIES INC      COM      073902108     2,542    242,368  SH           SOLE                         SOLE
BEAR STEARNS COMPANIES INC      PUT      073902108     1,618    154,200  SH    PUT    SOLE                         SOLE
PUT 5 EXP 4/19/2008
BEAR STEARNS COMPANIES INC      PUT      073902108       978     93,200  SH    PUT    SOLE                         SOLE
PUT 5 EXP 7/19/2008
BMP SUNSTONE CORPORATION        COM      05569C105     5,264    687,225  SH           SOLE                         SOLE
BROADCOM CORP CL A              COM      111320107    12,005    622,989  SH           SOLE                         SOLE
CANADIAN SOLAR INC. PUT         PUT      136635109     1,716     82,100  SH    PUT    SOLE                         SOLE
17.5 EXP 07/19/2008
CHESAPEAKE ENERGY CORP          COM      165167107     6,848    148,390  SH           SOLE                         SOLE
CHIPOTLE MEXICAN GRILL PUT      PUT      169656105     4,004     35,300  SH    PUT    SOLE                         SOLE
120 EXP 6/21/2008
CHIPOTLE MEXICAN GRILL PUT      PUT      169656105     2,700     23,800  SH    PUT    SOLE                         SOLE
80 EXP 9/20/2008
ELECTRONIC ARTS                 COM      285512109     2,688     53,842  SH           SOLE                         SOLE
ELIXIR GAMING TECHNOLOGIES INC  COM      28661G105    17,014  8,770,174  SH           SOLE                         SOLE
EQUINIX INC                     COM      29444U502    27,767    417,607  SH           SOLE                         SOLE
FIRSTFED FINANCIAL CORP         PUT      337907109     2,525     93,000  SH    PUT    SOLE                         SOLE
PUT 25 EXP 06/21/2008
FIRSTFED FINANCIAL CORP         PUT      337907109     1,436     52,900  SH    PUT    SOLE                         SOLE
PUT 25 EXP 09/20/2008
FUEL TECH INC PUT 20 EXP        PUT      359523107     4,904    239,200  SH    PUT    SOLE                         SOLE
01/17/2009
IMERGENT INC. PUT 20 EXP        PUT      45247Q100       469     41,200  SH    PUT    SOLE                         SOLE
01/17/2009
INTERCONTINENTAL EXCHANGE INC.  COM      45865V100     9,395     71,992  SH           SOLE                         SOLE
LULULEMON ATHLETICA INC         COM      550021109     3,382    118,959  SH           SOLE                         SOLE
LULULEMON ATHLETICA INC         PUT      550021109     2,499     87,900  SH    PUT    SOLE                         SOLE
PUT 25 EXP 1/17/2009
LULULEMON ATHLETICA INC         PUT      550021109     2,129     74,900  SH    PUT    SOLE                         SOLE
PUT 25 EXP 9/20/2008
LULULEMON ATHLETICA INC         PUT      550021109       901     31,700  SH    PUT    SOLE                         SOLE
PUT 40 EXP 6/21/2008
LULULEMON ATHLETICA INC         PUT      550021109     2,124     74,700  SH    PUT    SOLE                         SOLE
PUT 45 EXP 1/17/2009
MONOLITHIC POWER SYSTEMS, INC.  COM      609839105    24,516  1,390,560  SH           SOLE                         SOLE
ODYSSEY MARINE EXPLORATION INC  COM      676118102    18,174  3,371,763  SH           SOLE                         SOLE
TECHWELL, INC.                  COM      87874D101     2,389    220,400  SH           SOLE                         SOLE
VERIFONE HOLDINGS, INC.         COM      92342Y109    19,637  1,237,343  SH           SOLE                         SOLE